INCOME TAXES - Schedule of Aggregate Amount and Per Share Effect of the Tax Holiday (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CHINA
Aggregate amount and per share effect of the Tax Holiday
Preferential tax effect	$ 720,847	$ 2,609,975	$ 845,010